Consolidated Balance Sheets - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Current Assets
Cash and cash equivalents	$ 33,665	$ 117,096
Prepaid expenses	30,000
Total Current Assets	63,665	117,096
Property and equipment, net	6,038	8,254
Right of use operating lease assets, net	595,619	696,380
Intangible assets, net	1,078,417	1,455,110
Purchase deposits for intangible assets, non-current		300,000
Security deposit	46,006	45,240
TOTAL ASSETS	1,789,745	2,622,080
Current Liabilities
Accounts payable and accrued liabilities	145,973	156,763
Accounts payable and accrued liabilities - related party	6,388	6,388
Loan from related parties	319,551	748,285
Current portion of obligations under operating leases	244,066	211,507
Deferred revenue	82,600
Total Current Liabilities	798,578	1,122,943
Obligations under operating leases, non-current	485,715	608,149
Total Liabilities	1,284,293	1,731,092
Stockholders’ Equity
Common stock, $0.001 par value, 10,000,000,000 shares authorized; 2,331,965,321 and 1,285,283,385 shares issued and outstanding, as of February 29, 2024 and August 31, 2023, respectively	2,331,965	1,285,283
Additional paid-in capital	11,012,704	11,993,408
Accumulated deficit	(12,839,317)	(12,387,998)
Total Stockholders’ Equity	505,452	890,988
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,789,745	2,622,080
Preferred Class A [Member]
Stockholders’ Equity
Preferred Stock, Value, Issued	100	100
Preferred Class B [Member]
Stockholders’ Equity
Preferred Stock, Value, Issued		20
Preferred Class C [Member]
Stockholders’ Equity
Preferred Stock, Value, Issued		175
Preferred Class D [Member]
Stockholders’ Equity
Preferred Stock, Value, Issued